Group Statement of Changes in Shareholders' Equity R in Millions	ZAR (R) shares	Share capital and premium ZAR (R) shares	Share capital and premium Management DSP shares	Share capital and premium Katleho ya Moruo Employee Share Ownership Plan shares	Retained earnings/(Accumulated loss) ZAR (R)	Other reserves ZAR (R)	Non-controlling interests [member] ZAR (R)
Beginning balance (in shares) at Jun. 30, 2022 | shares		616,525,702
Beginning balance Equity at Jun. 30, 2022	R 30,117	R 32,934			R (9,639)	R 6,744	R 78
Number of share options issued in share-based payment arrangement | shares			1,546,270
Share-based payments	114					114
Net profit (loss) for the year attributable to owners of parent	4,820				4,820
Profit (loss), attributable to non-controlling interests	63						63
Net profit for the year	4,883
Other comprehensive income, attributable to owners of parent						(80)
Other comprehensive income, attributable to non-controlling interests							0
Other comprehensive income for the year	(80)
Dividends paid	R (154)				(136)		(18)
Ending balance (in shares) at Jun. 30, 2023 | shares	618,072,000	618,071,972
Ending balance Equity at Jun. 30, 2023	R 34,880	R 32,934			(4,955)	6,778	123
Number of share options issued in share-based payment arrangement | shares			1,910,916	12,651,525
Share-based payments	244					244
Partial purchase of non-controlling interest	(6)						(6)
Net profit (loss) for the year attributable to owners of parent	8,587				8,587
Profit (loss), attributable to non-controlling interests	101						101
Net profit for the year	8,688
Other comprehensive income, attributable to owners of parent						(1,420)
Other comprehensive income, attributable to non-controlling interests							0
Other comprehensive income for the year	(1,420)
Dividends paid	R (1,437)				(1,394)		(43)
Ending balance (in shares) at Jun. 30, 2024 | shares	632,634,000	632,634,413
Ending balance Parent at Jun. 30, 2024	R 40,774
Ending balance NCI at Jun. 30, 2024	175
Ending balance Equity at Jun. 30, 2024	40,949	R 32,934			2,238	5,602	175
Number of share options issued in share-based payment arrangement | shares			2,133,311
Share-based payments	712					712
Net profit (loss) for the year attributable to owners of parent	14,384				14,384
Profit (loss), attributable to non-controlling interests	164						164
Net profit for the year	14,548
Other comprehensive income, attributable to owners of parent						(5,597)
Other comprehensive income, attributable to non-controlling interests							0
Other comprehensive income for the year	(5,597)
Dividends paid	R (2,100)				(2,038)		(62)
Ending balance (in shares) at Jun. 30, 2025 | shares	634,768,000	634,767,724
Ending balance Parent at Jun. 30, 2025	R 48,235
Ending balance NCI at Jun. 30, 2025	277
Ending balance Equity at Jun. 30, 2025	R 48,512	R 32,934			R 14,584	R 717	R 277